Accounting policies (Schedule of Assumptions Used to Value Convertible Notes) (Details) - $ / shares	Dec. 31, 2015	Sep. 11, 2015	Jul. 17, 2015	Jun. 25, 2015	Jun. 11, 2015	Jun. 10, 2015	Jun. 03, 2015
Black Forest Capital, LLC [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Risk-free Rate	0.87%		0.77%
Applicable Closing Stock Price	$ 0.39		$ 0.61
Conversion Price	$ 0.19		$ 0.34
Volatility	43.13%		31.45%
Dividend Yield	0.00%		0.00%
Credit Spread	4.08%		2.75%
Liquidity Risk Premium	5.00%		5.00%
JSJ Investments, Inc. [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Risk-free Rate	2.16%						0.42%
Applicable Closing Stock Price	$ 0.39						$ 0.70
Conversion Price	$ 0.19						$ 0.28
Volatility
Dividend Yield	0.00%						0.00%
Credit Spread	4.39%						2.59%
Liquidity Risk Premium	5.00%						5.00%
Crown Bridge Partners, LLC [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Risk-free Rate	0.94%	0.85%
Applicable Closing Stock Price	$ 0.39	$ 0.45
Conversion Price	$ 0.19	$ 0.23
Volatility	38.86%	37.23%
Dividend Yield	0.00%	0.00%
Credit Spread	4.08%	3.00%
Liquidity Risk Premium	5.00%	5.00%
LG Capital Funding, LLC [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Risk-free Rate	0.79%					0.78%
Applicable Closing Stock Price	$ 0.39					$ 0.79
Conversion Price	$ 0.21					$ 0.39
Volatility	47.18%					30.18%
Dividend Yield	0.00%					0.00%
Credit Spread	4.08%					2.85%
Liquidity Risk Premium	5.00%					5.00%
Adar Bays, LLC [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Risk-free Rate	0.79%				0.79%
Applicable Closing Stock Price	$ 0.39				$ 0.87
Conversion Price	$ 0.21				$ 0.39
Volatility	47.18%				30.19%
Dividend Yield	0.00%				0.00%
Credit Spread	4.08%				2.80%
Liquidity Risk Premium	5.00%				5.00%
Service Trading Co., LLC [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Risk-free Rate	0.79%				0.79%
Applicable Closing Stock Price	$ 0.39				$ 0.87
Conversion Price	$ 0.21				$ 0.39
Volatility	47.18%				30.19%
Dividend Yield	0.00%				0.00%
Credit Spread	4.08%				2.80%
Liquidity Risk Premium	5.00%				5.00%
VIS Vires Group, Inc. [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Risk-free Rate	0.61%			0.77%
Applicable Closing Stock Price	$ 0.39			$ 0.66
Conversion Price	$ 0.22			$ 0.40
Volatility	44.59%			31.58%
Dividend Yield	0.00%			0.00%
Credit Spread	3.66%			2.76%
Liquidity Risk Premium	5.00%			5.00%